Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash	$ 5,227,894	$ 1,024,710	$ 679,781
Short-term investments, at fair value	1,416,056	2,592,689
Investment in equity securities, at fair value	199,998
Accounts receivable		8
Prepaid expenses and other current assets	86,609	25,132	400
Deferred offering costs			202,599
Total Current Assets	6,930,557	3,642,539	882,780
LONG-TERM ASSETS:
Property and equipment, net	56,380	52,606
Digital currencies	37	801
Intangible assets, net	132,500		58,647
Total Long-Term Assets	188,917	53,407	58,647
TOTAL ASSETS	7,119,474	3,695,946	941,427
CURRENT LIABILITIES:
Accounts payable	329,288	215,882	245,011
Accrued expenses	73,243	54,154	10,683
Deferred revenue	2,376
Total Current Liabilities	404,907	270,036	255,694
Total Liabilities	404,907	270,036	255,694
Commitments and Contingencies (See Note 7)
STOCKHOLDERS’ EQUITY:
Preferred stock value
Common stock value	189	99	87
Additional paid-in capital	14,668,396	8,711,550	2,119,073
Accumulated other comprehensive income	13,299	95,785
Accumulated deficit	(7,967,317)	(5,381,524)	(1,433,427)
Total Stockholders’ Equity	6,714,567	3,425,910	685,733
Total Liabilities and Stockholders’ Equity	$ 7,119,474	$ 3,695,946	$ 941,427